Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense
	For the years ended December 31,
	2020	2019	2018
Income (loss) before income taxes	$(5,999,675)	$3,772,908	$(6,968,551)
Canadian statutory income tax rate	24.0%	26.5%	27.0%
Income tax (recovery) at statutory income tax rate	$(1,439,922)	$999,821	$(1,881,509)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	$44,225	$11,609	$99,919
Change in statutory tax rates	(131,242)	918,821	-
Foreign exchange adjustments	29,910	82,433	(131,555)
Other (expired losses)	258,091	43,592	(221,978)
	(1,238,938)	2,056,276	(2,135,123)
Change in valuation allowance	1,238,938	(2,056,276)	2,135,123
Income tax expense (recovery)	-	-	-

Valuation allowance
	2020	2019	2018
Net operating losses carried forward:
Canada (expiration dates 2027 to 2040)	$7,809,363	$6,840,817	$9,563,701
USA (expiration dates 2021 to 2026)	1,223,212	1,494,711	1,569,976
Timing differences on property & equipment, Right of
Use Assets, Lease obligations and financing costs	1,944,011	1,810,789	2,109,557
SRED Expenditures	369,522	348,341	396,020
Foreign Tax Credit	285,772	285,772	371,133
	11,631,880	10,780,430	14,010,387
Intellectual property	(3,745,627)	(4,133,115)	(5,306,796)
	7,886,253	6,647,315	8,703,591
Less valuation allowance	(7,886,253)	(6,647,315)	(8,703,591)
	-	-	-